American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

FILED VIA EDGAR

November 7, 2017

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

File Nos. 811-04262 and 002-96538

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the Trust hereby submits the attached exhibit containing interactive data format Risk/Return

Summary information using the eXtensible Business Reporting Language (“XBRL”). The interactive data file included as an exhibit to this filing relates to the Prospectus of the Yorktown Short Term Bond Fund (the “Fund”), a series of the Trust, as filed with the Commission pursuant to Rule 497(e) under the Securities Act on October 17, 2017 (SEC Accession No. 0001193125-17-311484). The Prospectus is incorporated by reference into this Rule 497 filing.

Please contact me at 513.869.4299 with any questions. Thank you.

Sincerely,

/s/ John Swhear

John Swhear

Assistant Secretary